Note 6 - Income Taxes - Summary of Differences Between U.S. Federal Statutory Rate and Company's Effective Tax Rate (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statutory tax rate	34.00%	21.00%	34.00%	34.00%
State income taxes, net of U.S. federal tax benefit		6.10%	43.70%	(4.40%)
Return to accrual adjustment		(0.10%)	(9.80%)	1.50%
Tax credits		0.30%	8.20%
Charges without tax benefit		(3.20%)	(16.20%)	6.80%
Change in statutory rate		(7.70%)
Valuation allowance		(45.10%)
Other exclusions		(0.10%)	(0.10%)	(0.10%)
Company’s effective tax rate		(28.80%)	59.80%	37.80%